Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 2,881,000	$ 2,816,000
Less: Accumulated depreciation	2,629,000	2,532,000
Property and equipment net	252,000	284,000
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		2,816,000	$ 2,739,000
Less: Accumulated depreciation		2,532,000	2,335,000
Property and equipment net		284,000	404,000
Computer and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 462,000	412,000
Computer and Office Equipment [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		$ 412,000	404,000
Computer and Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Computer and Office Equipment [Member] | Minimum [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Useful life		5 years
Computer and Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years
Computer and Office Equipment [Member] | Maximum [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Useful life		7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 107,000	$ 107,000
Useful life	7 years
Furniture and Fixtures [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		$ 107,000	107,000
Useful life		7 years
Molds and Tooling [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 2,312,000	$ 2,297,000
Molds and Tooling [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		$ 2,297,000	$ 2,228,000
Molds and Tooling [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Molds and Tooling [Member] | Minimum [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Useful life		3 years
Molds and Tooling [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Molds and Tooling [Member] | Maximum [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Useful life		5 years